Document and Entity Information (USD $)	11 Months Ended
Jul. 31, 2013
Document and Entity Information:
Entity Registrant Name	Sauer Energy, Inc.
Document Type	S-1
Document Period End Date	Jul. 31, 2013
Amendment Flag	true
Entity Central Index Key	0001446152
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding	93,591,049
Entity Public Float	$ 18,099,517
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Description	Amended contract